Income and expenses - Sale by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Sales by segment
Sales	$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Eliminations
Sales by segment
Sales	(65,353)	(127,199)		(217,453)
Electrometallurgy - North America
Sales by segment
Sales	541,143	521,192		10,062
Electrometallurgy - North America | Operating segments
Sales by segment
Sales	541,143	521,192		10,062
Electrometallurgy - Europe
Sales by segment
Sales	1,083,200	949,547		1,174,968
Electrometallurgy - Europe | Operating segments
Sales by segment
Sales	1,083,200	949,547		1,174,968
Electrometallurgy - South Africa
Sales by segment
Sales	122,504	142,160		219,890
Electrometallurgy - South Africa | Operating segments
Sales by segment
Sales	122,504	142,160		219,890
Other segments
Sales by segment
Sales	60,199	90,337		129,123
Other segments | Operating segments
Sales by segment
Sales	$ 60,199	$ 90,337		$ 129,123

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.